Contingencies and Commitments (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	$ 144,094,488	$ 177,322,882
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	50,820,240	79,375,436
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	60,096,921	97,947,446
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	$ 33,177,327